UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: Sept. 30, 2009

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Castle Point Capital Management, LLC
Address:  20 Horseneck Lane, 2nd Floor
          Greenwich Ct 06830

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:    Andrew J. Turchin
Title:   Chief Financial Officer
Phone:   203-862-3162
Signature, Place, and Date of Signing:

  Andrew J. Turchin	Greenwich, CT 06830	November 12, 2009

Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   31

Form 13F Information Table Value Total:    $227,888

List of Other Included Managers:

None

                                                  FORM 13 F INFORMATION TABLE

Name of Issuer                       Title Cusip      Mkt Val     Shr/Prn     Shr/ Put/ Inv        Other     Voting Authority
                                     Class            (USD)       Amount     Prn   Call Discretion Managers Sole   Shared  None

ACE LIMITED CMN                       COM  H0023R105  10,692,000     200,000 SH           SOLE             200,000
AMERICAN EXPRESS CO. CMN              COM  025816109   8,475,000     250,000 SH           SOLE             250,000
ANNALY CAPITAL MANAGEMENT, INC CMN    COM  035710409   9,070,000     500,000 SH           SOLE             500,000
ASSURANT, INC. CMN                    COM  04621X108  15,229,000     475,000 SH           SOLE             475,000
BERKSHIRE HATHAWAY INC. CLASS B       COM  084670207   9,969,000       3,000 SH           SOLE               3,000
BLACKROCK INC. CMN                    COM  09247X101   8,673,000      40,000 SH           SOLE              40,000
BROADRIDGE FINANCIAL SOLUTIONS IN CMN COM  11133T103   8,040,000     400,000 SH           SOLE             400,000
CME GROUP INC. CMN CLASS A	      COM  12572Q105   9,246,000      30,000 SH           SOLE              30,000
CAPITOL ACQUISITION CORP CMN          COM  14055E104   3,211,000     325,000 SH           SOLE             325,000
CHUBB CORP CMN                        COM  171232101   7,562,000     150,000 SH           SOLE             150,000
FIDELITY NATL INFO SVCS INC CMN       COM  31620M106   6,378,000     250,000 SH           SOLE             250,000
GENWORTH FINANCIAL INC CMN CLASS A    COM  37247D106   4,780,000     400,000 SH           SOLE             400,000
GOLDMAN SACHS GROUP, INC. CMN         COM  38141G104   7,374,000      40,000 SH           SOLE              40,000
HARTFORD FINANCIAL SRVCS GROUP CMN    COM  416515104   5,300,000     200,000 SH           SOLE             200,000
JP MORGAN CHASE & CO CMN              COM  46625H100  10,955,000     250,000 SH           SOLE             250,000
LENDER PROCESSING SERVICES, INC. CMN  COM  52602E102  10,497,000     275,000 SH           SOLE             275,000
MASTERCARD INCORPORATED CMN CLASS A   COM  57636Q104   8,086,000      40,000 SH           SOLE              40,000
PNC FINANCIAL SERVICES GROUP CMN      COM  693475105   7,289,000     150,000 SH           SOLE             150,000
PENNYMAC MTG INVT TR CMN              COM  70931T103   3,187,000     160,085 SH           SOLE             160,085
POPULAR, INC CMN                      COM  733174106   2,830,000   1,000,000 SH           SOLE           1,000,000
PRINCIPAL FINANCIAL GROUP, INC. CMN   COM  74251V102   2,739,000     100,000 SH           SOLE             100,000
PUT/SPY (FYSXV) @100 EXP 12/19/2009   PUT  78462F103     138,000         500 SH           SOLE                 500
RLI CORP CMN                          COM  749607107   2,639,000      50,000 SH           SOLE              50,000
REINSURANCE GROUP AMER INC CMN        COM  759351604  10,035,000     225,000 SH           SOLE             225,000
RENAISSANCE RE HOLDINGS LTD CMN       COM  G7496G103  10,952,000     200,000 SH           SOLE             200,000
STARWOOD PROPERTY TRUST INC CMN       COM  85571B105   4,061,000     200,536 SH           SOLE             200,536
STATE STREET CORPORATION(NEW) CMN     COM  857477103  10,520,000     200,000 SH           SOLE             200,000
TOTAL SYS SVC INC CMN                 COM  891906109   4,028,000     250,000 SH           SOLE             250,000
u.s. BANCORP CMN                      COM  902973304  10.930,000     500,000 SH           SOLE             500,000
UNITED AMERICA INDEMNITY LTD CMN CL A COM  90933T109   5,543,000     750,000 SH           SOLE             750,000
WESTERN UNION COMPANY CMN             COM  959802109   9,460,000     500,000 SH           SOLE             500,000